Other receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other receivables
Note 5: - Other receivables

Other receivables consisted of the following as of:

	December 31,
	2025	2024
Trade receivables	$16,279	$16,277
Interest receivables	1,425	6,696
Hold-back payments related to acquisitions	5,505	4,056
Prepaid expenses	3,307	3,694
Hedging outstanding contracts	3,625	1,413
Tax advances	2,287	-
Other current assets	2,037	2,062
Total	$34,465	$34,198